Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Discretionary Portfolio
March 31, 2025
VCI-NPRT1-0525
1.814645.120
Common Stocks - 100.1%
	Shares	Value ($)
BAILIWICK OF JERSEY - 2.2%
Consumer Discretionary - 2.2%
Automobile Components - 2.2%
Aptiv PLC	77,470	4,609,465
BRAZIL - 1.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (a)	1,210	2,360,553
CANADA - 2.4%
Consumer Discretionary - 2.4%
Automobile Components - 0.4%
Magna International Inc (United States) (b)	25,050	851,449
Hotels, Restaurants & Leisure - 1.3%
Restaurant Brands International Inc	40,200	2,679,814
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (a)	42,500	1,493,798
TOTAL CANADA		5,025,061
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	914	566,021
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	11,534	506,573
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
JD Sports Fashion PLC	824,400	723,080
UNITED STATES - 93.6%
Consumer Discretionary - 92.1%
Automobile Components - 0.4%
LCI Industries	8,830	772,006
Automobiles - 13.7%
General Motors Co	73,130	3,439,304
Tesla Inc (a)	99,604	25,813,373
		29,252,677
Broadline Retail - 25.6%
Amazon.com Inc (a)	271,437	51,643,604
Etsy Inc (a)	24,450	1,153,551
Ollie's Bargain Outlet Holdings Inc (a)	14,650	1,704,674
		54,501,829
Hotels, Restaurants & Leisure - 18.4%
Aramark	25,805	890,789
Booking Holdings Inc	1,075	4,952,428
Caesars Entertainment Inc (a)	29,459	736,475
Carnival Corp (a)	76,460	1,493,264
Chipotle Mexican Grill Inc (a)	63,820	3,204,402
Churchill Downs Inc	14,628	1,624,732
Domino's Pizza Inc	9,906	4,551,312
Hilton Worldwide Holdings Inc	22,740	5,174,487
Marriott International Inc/MD Class A1	17,219	4,101,566
McDonald's Corp	22,068	6,893,381
Penn Entertainment Inc (a)	41,502	676,898
Red Rock Resorts Inc Class A	34,120	1,479,784
Royal Caribbean Cruises Ltd	5,210	1,070,342
Starbucks Corp	23,770	2,331,599
		39,181,459
Household Durables - 5.1%
KB Home	20,970	1,218,776
PulteGroup Inc	24,360	2,504,208
Somnigroup International Inc (b)	81,153	4,859,442
TopBuild Corp (a)	7,730	2,357,264
		10,939,690
Specialty Retail - 23.7%
Academy Sports & Outdoors Inc	50,590	2,307,410
Dick's Sporting Goods Inc	24,913	5,021,464
Floor & Decor Holdings Inc Class A (a)	38,811	3,123,121
Gap Inc/The	35,300	727,533
Group 1 Automotive Inc	6,350	2,425,383
Home Depot Inc/The	27,041	9,910,256
Lowe's Cos Inc	42,758	9,972,449
O'Reilly Automotive Inc (a)	910	1,303,648
Ross Stores Inc	30,900	3,948,711
Sally Beauty Holdings Inc (a)	72,283	652,715
TJX Cos Inc/The	51,858	6,316,304
Ulta Beauty Inc (a)	3,770	1,381,856
Wayfair Inc Class A (a)	9,866	316,008
Williams-Sonoma Inc	20,420	3,228,402
		50,635,260
Textiles, Apparel & Luxury Goods - 5.2%
Capri Holdings Ltd (a)	39,470	778,743
Deckers Outdoor Corp (a)	19,974	2,233,293
Lululemon Athletica Inc (a)	3,561	1,007,977
NIKE Inc Class B	40,856	2,593,539
PVH Corp	19,255	1,244,643
Skechers USA Inc Class A (a)	9,870	560,419
Tapestry Inc	39,459	2,778,308
		11,196,922
TOTAL CONSUMER DISCRETIONARY		196,479,843

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree Inc (a)	11,289	847,465
Performance Food Group Co (a)	5,981	470,286
		1,317,751
Industrials - 0.8%
Building Products - 0.8%
AZEK Co Inc/The Class A (a)	35,878	1,754,075
Materials - 0.1%
Construction Materials - 0.1%
James Hardie Industries PLC depository receipt (a)	6,816	162,659
TOTAL UNITED STATES		199,714,328
TOTAL COMMON STOCKS (Cost $112,501,898)		213,505,081

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	134,221	134,247
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	3,503,539	3,503,889
TOTAL MONEY MARKET FUNDS (Cost $3,638,136)			3,638,136

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $116,140,034)	217,143,217
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(3,835,766)
NET ASSETS - 100.0%	213,307,451

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,254,193	11,864,620	13,984,566	8,164	-	-	134,247	134,221	0.0%
Fidelity Securities Lending Cash Central Fund	3,980,814	22,812,740	23,289,665	1,002	-	-	3,503,889	3,503,539	0.0%
Total	6,235,007	34,677,360	37,274,231	9,166	-	-	3,638,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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